Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Basis of Accounting, Policy [Policy Text Block]

Basis of presentation

The consolidated financial statements include the accounts of IPC and its wholly-owned subsidiaries, Goldrush Insurance Services, Inc. and InsWeb Insurance Services, Inc. All significant inter-company accounts and transactions have been eliminated in the consolidated financial statements.

IPC recognizes in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, an entity is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.

Use of Estimates, Policy [Policy Text Block]

Use of estimates

The preparation of financial statements in conformity with United States generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Cash and Cash Equivalents, Policy [Policy Text Block]

Cash, cash equivalents and short-term investments

IPC considers all highly liquid investments with original maturities of three months or less at the date of purchase to be cash equivalents. Investments with maturities greater than three months at the date of purchase but less than one year are classified as short-term investments. Cash, cash equivalents and short-term investments are stated at cost, which approximates fair value, given the relatively short duration of the underlying securities.

Revenue Recognition, Policy [Policy Text Block]

Revenue recognition

The Company has not yet determined the methodology it will use for recognizing revenues from royalties for licensing its patents or from damages for past infringement, as no agreements related to these types of revenue streams had been entered into as of December 31, 2013.

Property, Plant and Equipment, Policy [Policy Text Block]

Property and equipment and other long-lived assets

Property and equipment are stated at cost less accumulated depreciation. Depreciation on computer and office equipment, furniture and fixtures and purchased software is calculated using the straight-line method over the estimated useful lives of the assets, generally two to five years. Amortization on leasehold improvements is calculated using the straight-line method over the estimated useful lives of the improvements or the remaining term of the lease, whichever is shorter. Expenditures for maintenance and repairs are charged to expense as incurred.

IPC evaluates the recoverability of its long-lived assets, including intangible assets subject to amortization in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 360, Property, Plant and Equipment. ASC 360 requires the recognition of impairment losses related to long-lived assets in the event the net carrying value of such assets exceeds fair value. IPC assesses the impairment of its long-lived assets annually or when events or changes in circumstances indicate that the carrying value of an asset may not be recoverable. An impaired asset charge of $14,000 related to leasehold improvements at IPC’s former headquarters in Rancho Cordova, California was recognized for the year ended December 31, 2013. No such indicators of impairment were identified as of December 31, 2012.

Concentration Risk, Credit Risk, Policy [Policy Text Block]

Concentration of risk—credit

Financial instruments that potentially subject IPC to concentrations of credit risk, as defined by ASC 825, “Financial Instruments,” consist principally of cash, cash equivalents and short-term investments. IPC deposits its cash, cash equivalents and short-term investments with various domestic financial institutions. Such deposits may exceed federal deposit insurance limits.

IPC’s cash equivalents and investments consist of diversified investment grade securities. IPC’s investment policy limits the amount of credit exposure to investments in any one issue, and IPC believes no significant concentration of credit risk exists with respect to these investments.

During the years ended December 31, 2013 and 2012, we had no customers or accounts receivable. Pursuant to the terms of the asset purchase agreement, Bankrate was required to pay us amounts it received from customers for the insurance lead generation business we conducted prior to the Disposition Date. The amount that IPC received from Bankrate in 2012 for accounts receivable purchased from IPC was approximately $67,000. No payments were received during 2013, and no additional payments in the future are expected.

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]

Share-Based Payments

IPC accounts for share-based compensation in accordance with ASC 718 “Compensation – Stock Compensation.” Under the provisions of ASC 718, share-based compensation cost is generally estimated at the grant date based on the award’s fair value as calculated by the Black-Scholes-Merton (BSM) option-pricing model. The BSM option-pricing model requires various highly judgmental assumptions including expected option life, volatility, and forfeiture rates. If any of the assumptions used in the BSM option-pricing model change significantly, share-based compensation expense may differ materially in the future from that recorded in the current period. Generally, compensation cost is recognized over the requisite service period. However, to the extent performance conditions affect the vesting of an award, compensation cost will be recognized only if the performance condition is satisfied. Compensation cost will not be recognized, and any previously recognized compensation cost will be reversed, if the performance condition is not satisfied.

IPC recognizes compensation costs for stock-based payments to employees and its Board of Directors, based on their grant-date fair value on a straight-line approach over the service period for which such awards are expected to vest. The fair value of stock options granted pursuant to the IPC’s 1997 and 2008 Stock Option Plans and Employee Stock Purchase Plan (“ESPP”), respectively, is determined using the BSM option-pricing model. The determination of fair value is affected by IPC’s stock price, as well as assumptions regarding subjective and complex variables such as expected employee exercise behavior and our expected stock price volatility over the expected term of the award. Generally, IPC’s assumptions are based on historical information and judgment is required to determine if historical trends may be indicators of future outcomes. The key assumptions for the BSM option-pricing model calculation are:

Expected term. The expected term represents the period that IPC’s share-based awards are expected to be outstanding. IPC’s expected term was determined based on historical experience of similar awards, giving consideration to the contractual terms of the share-based awards, vesting schedules and expectations of future employee behavior.

Expected volatility. IPC uses the trading history of its common stock in determining an estimated volatility factor when using the Black-Scholes option-pricing formula to determine the fair value of options granted.

Risk-free interest rate. IPC bases the risk-free interest rate used in the BSM option-pricing model on the implied yield currently available on U.S. Treasury zero-coupon issues with the same or substantially equivalent remaining term.

Expected dividend. Historically IPC has not declared or paid cash or stock dividends. Therefore, IPC uses a zero value for the expected dividend value factor when using the Black-Scholes option-pricing formula to determine the fair value of options granted.

Estimated forfeitures. ASC 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from initial estimates. When estimating forfeitures, IPC considers historical voluntary and involuntary termination behavior as well as analysis of actual option forfeitures.

Employee stock-based compensation expense is calculated based on awards ultimately expected to vest and is reduced for estimated forfeitures. Forfeitures are revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates and an adjustment to stock-based compensation expense will be recognized at that time.

Changes to our underlying stock price, our assumptions used in the BSM option-pricing model calculation and the IPC’s forfeiture rate, as well as future equity granted or assumed through acquisitions could significantly impact the compensation expense we recognize.

In conjunction with the Disposition, all of the Company’s outstanding and unvested stock options vested. As of December 31, 2013 and 2012, the Company had no outstanding unrecognized stock-based compensation.

Income Tax, Policy [Policy Text Block]

Income taxes

Under the asset and liability method prescribed under ASC 740, “Income Taxes,” IPC recognizes deferred tax assets and liabilities for the future tax consequences attributable to differences between financial statement carrying amounts of assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be realized or settled.

Earnings Per Share, Policy [Policy Text Block]

Net income per share

Basic and diluted net income per share is computed using the weighted-average number of shares of common stock outstanding. Diluted earnings per share is a measure of the potential dilution that would occur if stock options had been exercised.

The following table reconciles the denominator used to calculate basic and diluted net loss per share of common stock:

	Year Ended December 31,
(In thousands)	2013	2012

Numerator for basic and diluted net loss per share:
Net loss available to common shareholders:	$(2,663)	$(2,726)

Denominator for net loss per share:
Basic and diluted—weighted average shares of common stock outstanding	7,752	7,659

Potentially dilutive securities are not included in the diluted net income calculation, because the Company had a net loss from operations, net of tax. The antidilutive securities that are not included in the calculation above are employee stock options to purchase shares totaling 371 as of December 31, 2013 and 673 as of December 31, 2012.

New Accounting Pronouncements, Policy [Policy Text Block]

Recently Issued Accounting Pronouncements

In February 2013, the FASB issued guidance requiring entities to provide information about the amounts reclassified out of accumulated other comprehensive income (“AOCI”) by component. In addition, it requires entities to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of AOCI by the respective line items of net income if the amount reclassified is required under GAAP to be reclassified to net income in its entirety in the same reporting period. This guidance is effective prospectively for annual and interim reporting periods beginning after December 15, 2012, with early adoption permitted. The adoption of this guidance did not have a material impact on the financial statements.

In July 2013, the FASB issued an amendment to the accounting guidance related to the financial statement presentation of an unrecognized tax benefit when a net operating loss carryforward, a similar tax loss or a tax credit carryforward exists. The guidance requires an unrecognized tax benefit to be presented as a decrease in a deferred tax asset where a net operating loss, a similar tax loss, or a tax credit carryforward exists and certain criteria are met. This guidance is effective prospectively for annual and interim reporting periods beginning after December 15, 2013. The Company is currently evaluating the potential impact of the adoption of this guidance on its consolidated financial statements.